INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
INVENTORIES [Abstract]
Raw materials	$ 14,190	$ 13,473
Work in process	991	1,808
Finished products	34,171	21,613
Inventories	$ 49,352	$ 36,894